Accounts payable and accrued liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued liabilities
Accounts payable	$ 6,871,970	$ 4,639,924
Accrued liabilities	2,651,839	2,371,925
Total	$ 9,523,809	$ 7,011,849